Segment Information (Details) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) segment	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Debt Instrument [Line Items]
Long-term Debt	$ 1,990,451	$ 1,951,013				$ 1,821,713				$ 1,990,451		$ 1,951,013	$ 1,821,713
Cash	43,700	5,900				6,900				43,700		5,900	6,900
Long-term nonutility investments	5,200	5,100				5,000				5,200		$ 5,100	$ 5,000
Nonutility assets representation rate, percentage												1.00%	1.00%
Net income	(5,265)	14,128	$ 28,471	$ 11,663	$ 23,706	5,464	$ 27,336	$ 9,588	$ 21,661	16,944	$ 35,369	$ 77,968	$ 64,049	$ 71,996
Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Reportable segments | segment												1
Long-term Debt	1,152,402	1,152,360				1,023,961				1,152,402		$ 1,152,360	1,023,961
Net income	15,344	$ 22,025	$ 36,319	19,797	$ 31,387	$ 14,584	$ 35,100	$ 17,762	$ 29,106	45,045	51,184	$ 109,528	$ 96,552	$ 104,129
7.25% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Senior Notes	$ 33,500									$ 33,500
Effective interest rate (percent)	7.25%									7.25%
Debt instrument, maturity date										Apr. 01, 2016
5.00% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Senior Notes	$ 400,000									$ 400,000
Effective interest rate (percent)	5.00%									5.00%
Debt instrument, maturity date										May 01, 2018
3.45% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Senior Notes	$ 405,000									$ 405,000
Effective interest rate (percent)	3.45%									3.45%
Maximum [Member]
Debt Instrument [Line Items]
Nonutility assets representation rate, percentage										2.00%		1.00%
Utility Segment [Member]
Debt Instrument [Line Items]
Net income	$ 15,300			$ 19,800						$ 45,000	$ 51,200